Investment Income (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Investment Income

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Interest income
Financial assets at amortized cost	186,921	194,771	304,627
Financial assets purchased under reverse repurchase agreements	—	—	29,328

	186,921	194,771	333,955

Realized gains
Financial assets at fair value through profit or loss	827,902	1,116,431	1,163,988

	827,902	1,116,431	1,163,988

Net unrealized gains/(losses)
Financial assets at fair value through profit or loss (Note 17(b))	1,728	(732,125)	(558,044)

	1,016,551	579,077	939,899